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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2865

Columbia Funds Trust IV
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-617-772-3698

Date of fiscal year end:	11/30/04

Date of reporting period:	6/1/04 - 8/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

Columbia Utilities Fund

August 31, 2004 (unaudited)

	Shares	Value ($)
Common Stocks - 92.4%
UTILITIES - 92.4%
Diversified Telecommunication Services - 14.6%
ALLTEL Corp.	100	5,465
AT&T Corp.	100	1,478
BellSouth Corp.	403,700	10,803,012
CenturyTel, Inc.	30,000	965,700
SBC Communications, Inc.	725,500	18,710,645
Sprint Corp.	127,500	2,509,200
Verizon Communications, Inc.	607,000	23,824,750
Diversified Telecommunication Services Total		56,820,250

Electric Utilities - 56.3%
Ameren Corp.	142,900	6,686,291
American Electric Power Co., Inc.	293,520	9,606,910
CenterPoint Energy, Inc.	202,500	2,215,350
Cinergy Corp.	162,400	6,573,952
Consolidated Edison, Inc.	352,700	14,883,940
DTE Energy Co.	182,100	7,524,372
Edison International	357,700	9,614,976
Entergy Corp.	150,800	9,093,240
Exelon Corp.	520,000	19,162,000
FirstEnergy Corp.	332,000	13,359,680
FPL Group, Inc.	192,800	13,341,760
PG&E Corp. (a)	510,000	14,886,900
Pinnacle West Capital Corp.	100,200	4,229,442
PPL Corp.	161,100	7,705,413
Progress Energy, Inc.	198,564	8,714,974
Southern Co.	634,100	19,244,935
TECO Energy, Inc.	203,200	2,694,432
TXU Corp.	459,100	19,112,333
Unisource Energy Corp.	375,000	9,236,250
Xcel Energy, Inc.	456,710	8,060,932
Electric Utilities Total		205,948,082

Gas Utilities - 6.7%
KeySpan Corp.	175,500	6,686,550
Nicor, Inc.	49,600	1,778,160
NiSource, Inc.	269,500	5,605,600
Peoples Energy Corp.	81,700	3,394,635
Gas Utilities Total		17,464,945

Multi-Utilities & Unregulated Power - 9.2%
AES Corp. (a)	320,200	3,230,818
Calpine Corp. (a)	253,100	865,602
CMS Energy Corp. (a)	175,300	1,682,880
Constellation Energy Group	233,200	9,584,520
Dominion Resources, Inc.	238,460	15,473,669
Duke Energy Corp.	421,700	9,336,438
Dynegy, Inc., Class A (a)	147,100	641,356
Public Service Enterprise Group, Inc.	305,000	12,913,700
Sempra Energy	254,000	9,182,100
Multi-Utilities & Unregulated Power Total		62,911,083

Wireless Telecommunication Services - 5.6%
AT&T Wireless Services, Inc. (a)	1,245,000	18,201,900
Centennial Communications Corp. (a)	750,000	3,982,500
Nextel Communications, Inc., Class A (a)	46,000	1,066,740
Wireless Telecommunication Services Total		23,251,140
UTILITIES TOTAL		366,395,500
Total Common Stocks
(cost of $334,134,402)		366,395,500

Preferred Stocks - 0.5%
UTILITIES - 0.5%
Electric Utilities - 0.5%
Entergy Arkansas, Inc., 7.880%	4,400	430,993
Entergy Gulf States, Inc., 7.560%	10,000	906,560
Northern Indiana Public Service Co., 7.440%	9,000	875,250
Electric Utilities Total		2,212,803
UTILITIES TOTAL		2,212,803
Total Preferred Stocks
(cost of $2,324,562)		2,212,803

Adjustable Rate Preferred Stocks (b) - 0.5%
UTILITIES - 0.5%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co., Series L, 7.000%	15,000	1,524,000
Entergy Gulf States, Inc., Series A, 7.000%	6,000	603,606
Electric Utilities Total		2,127,606
UTILITIES TOTAL		2,127,606
Total Adjustable Rate Preferred Stocks
(cost of $2,032,875)		2,127,606

	Par ($)
Short-Term Obligation - 6.2%
Repurchase agreement with State Street
Bank & Trust Co., dated 08/31/04 due 09/01/04 at
1.490%, collateralized by a U.S. Treasury Bond
maturing 08/15/23, market value of $24,978,707
(repurchase proceeds $24,489,014)
(cost of $24,488,000)	24,488,000	24,488,000

Total Investments - 99.6%
(cost of $362,979,839) (c)	395,223,909

Other Assets & Liabilities, Net - 0.4%	1,398,741
Net Assets - 100.0%	396,622,650

Notes to Investment Portfolio:

(a)          Non-income producing security.

(b)         Adjustable rate preferred stock. The interest rate shown reflects the rate as of August 31, 2004.

(c)          Cost for both financial statement and federal income tax purposes is the same.

Investment Portfolio

Columbia Tax-Exempt Fund

August 31, 2004 (unaudited)

			Par ($)	Value ($)
Municipal Bonds - 96.6%
EDUCATION - 2.7%
Education - 2.7%
CA State Educational Facilities Authority
Loyola Marymount University,
Series 2001:
	(a)	10/01/17	2,525,000	1,398,017
	(a)	10/01/20	1,000,000	461,220
IL University of Illinois
Certificates of Participation,
Utility Infrastructure, Series 2001 A,
	5.500%	08/15/18	2,000,000	2,290,140
MA State Health & Education Facilities
Authority:
Massachusetts Institute of Technology:
Series 2002 K,
	5.500%	07/01/22	7,000,000	8,133,790
Series 2002 L,
	5.000%	07/01/18	5,000,000	5,572,100
Tufts University,
Series 2002 J,
	5.500%	08/15/17	2,895,000	3,359,358
MA State Industrial Finance Agency
Tabor Academy,
Series 1998,
	5.400%	12/01/28	1,535,000	1,559,253
MN State Higher Education Facilities Authority
College of Art & Design,
Series 2000 5-D,
	6.750%	05/01/26	500,000	538,080
MN University of Minnesota:
Series 1996 A,
	5.750%	07/01/17	1,000,000	1,187,570
Series 1999 A,
	5.500%	07/01/21	1,000,000	1,157,020
VA State College Building Authority
Virginia Educational Facilities,
Washington & Lee University,
Series 2001,
	5.375%	01/01/21	8,000,000	9,122,880
WV University of West Virginia:
Series 1998 A,
	5.250%	04/01/28	10,000,000	10,877,600
Series 2000 A,
	(a)	04/01/16	3,300,000	1,979,538
		Education Total		47,636,566
		EDUCATION TOTAL		47,636,566

HEALTH CARE - 11.5%
Congregate Care Retirement - 0.5%
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
	8.000%	06/01/32	4,000,000	4,032,280
FL Lee County Industrial Development Authority
Shell Point Village Project,
Series 1999 A,
	5.750%	11/15/15	250,000	260,190

HI State Department Budget & Finance
Kahala Senior Living Community,
Series 2003 A
	7.875%	11/15/23	4,000,000	4,053,200
		Congregate Care Retirement Total		8,345,670

Health Services - 0.4%
MA State Development Finance Agency
Boston Biomedical Research Institute,
Series 1999,
	5.650%	02/01/19	1,000,000	966,020
WI State Health & Educational
Facilities Authority
Marshfield Clinical, Series 1999,
	6.250%	02/15/29	5,600,000	6,258,168
		Health Services Total		7,224,188

Hospitals - 6.7%
AZ State Health Facilities Authority
Catholic Healthcare West,
Series 1999 A,
	6.625%	07/01/20	7,000,000	7,710,780
FL Hillsborough County Industrial
Development Hospital
Tampa General Hospital, Series 2003 A,
	5.250%	10/01/24	3,200,000	3,184,128

FL Orange County Health Facilities Authority
Orlando Regional Healthcare System:
Series 1996 A,
	6.250%	10/01/16	3,000,000	3,705,895
Series 1999,
	6.000%	10/01/26	7,050,000	7,373,313
Series 2002,
	5.750%	12/01/32	1,650,000	1,711,215

FL West Orange Healthcare District
Series 2001 A,
	5.650%	02/01/22	2,600,000	2,650,128

IL State Development Finance Authority
Adventist Health System,
Series 1999,
	5.500%	11/15/20	2,950,000	3,042,217
LA State Public Facilities Authority
Touro Infirmary,
Series 1999,
	5.625%	08/15/29	9,440,000	9,508,440
MA State Health & Educational
Facilities Authority
South Shore Hospital, Series 1999 F,
	5.750%	07/01/29	10,500,000	10,773,105
MD State Health & Educational
Facilities Authority
University of Maryland Medical System,
Series 2000,
	6.750%	07/01/30	2,000,000	2,253,760
MI Chippewa County Hospital Finance Authority
County War Memorial Hospital,
Series 1997 B,
	5.625%	11/01/14	500,000	501,220
MI Dickinson County

Series 1999,
	5.700%	11/01/18		1,800,000	1,779,534
MN Rochester
Mayo Medical Center,
Series 1992 I,
	5.900%	11/15/09		500,000	572,045

MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.:
Series 1993 B,
	6.625%	11/01/17		845,000	851,498
Series 1997 A,
	5.500%	11/01/09		250,000	250,358
MN Waconia
Ridgeview Medical Center,
Series 1999 A,
	6.125%	01/01/29		1,000,000	1,104,680
MS Medical Center Building Corp.
University of Mississippi Medical Center,
Series 1998,
	5.500%	12/01/23		9,550,000	10,876,972
MT State Health Facility Authority
Hospital Facilities, Series 1994,
	8.980%	02/25/25	(b)	6,000,000	6,264,240
NC State Medical Care Commission
Gaston Health Care,
Series 1998,
	5.000%	02/15/19		450,000	461,412
Stanly Memorial Hospital,
Series 1999,
	6.375%	10/01/29		500,000	534,390
Wilson Memorial Hospital,
Series 1997,
	(a)	11/01/14		1,380,000	907,460
NH State Higher Educational & Health
Series 1998,
	5.800%	05/01/18		1,470,000	1,351,445
NV Henderson,
Catholic Healthcare West,
Series 1999 A,
	6.750%	07/01/20		3,200,000	3,485,408
OH Highland County Joint Township
Hospital District
Series 1999,
	6.750%	12/01/29		1,425,000	1,363,055
TX Harris County Health Facilities
Development Authority
Rites-PA 549,
	8.750%	07/01/15	(b)(f)	9,000,000	10,161,180
VA Fairfax County Industrial
Development Authority
Inova Health System, Series 1993 A,
	5.000%	08/15/23		10,000,000	10,619,700
VA Henrico County Industrial Development
Authority
Bon Secours Health, Series 1996,
	6.000%	08/15/16		5,000,000	5,910,550
WI State Health & Educational
Facilities Authority
Aurora Health Care, Series 2003,
	6.400%	04/15/33		3,175,000	3,331,528
Wheaton Franciscan Services,
Series 2002,

	5.750%	08/15/30		4,000,000	4,152,720
			Hospitals Total		116,392,376

Intermediate Care Facilities — 0.7%
IL State Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
	7.125%	06/01/34		2,370,000	1,951,553
IN State Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
	7.125%	06/01/34		9,820,000	8,086,181
PA State Economic Development Financing Authority
Northwestern Human Services, Inc.,
Series 1998 A,
	5.250%	06/01/14		2,000,000	1,638,000
		Intermediate Care Facilities Total			11,675,734

Nursing Homes - 3.2%
CA San Diego Industrial Development
Series 1986,
	8.750%	12/01/16		4,500,000	4,160,880
CO Health Facilities Authority Revenue
American Housing Funding I, Inc.,
Series 2003,
	8.500%	12/01/31		915,000	887,971
IA Marion
Health Care Facilities Revenue,
	6.500%	01/01/29		470,000	429,195
IA State Finance Authority
Care Initiatives,
Series 1998 B:
	5.500%	07/01/08		975,000	974,581
	5.750%	07/01/28		4,500,000	3,887,235
IN Gary Industrial Economic Development
West Side Health Care Center,
Series 1987 A,
	11.500%	10/01/17	(c)	1,760,000	880,000
MA State Development Finance Agency
Woodlawn Manor, Inc.:
Series 2000 A,
	7.750%	12/01/27		2,435,000	2,064,393
Series 2000 B,
	11.657%	06/01/27	(c)	732,783	508,603
MA State Industrial Finance Agency
GF/Massachusetts, Inc.,
Series 1994,
	8.300%	07/01/23		11,360,000	11,476,781
MI Cheboygan County Economic
Development Corp.
Metro Health Foundation Project, Series 1993,
	11.000%	11/01/22	(d)(e)	577,498	88,357
PA Cambria County Industrial Development
Authority
Beverly Enterprises, Series 1987,
	10.000%	06/18/12		1,100,000	1,224,223
PA Chester County Industrial Development
Pennsylvania Nursing Home, Inc.,
Series 2002,
	8.500%	05/01/32		6,470,000	6,344,482
PA Delaware County Authority
Main Line & Haverford Nursing,
Series 1992,
	9.000%	08/01/22	(d)	8,790,000	5,274,000

PA Lackawanna County Industrial Authority
Greenridge Nursing Center,
Series 1990,
	10.500%	12/01/10	(c)(j)	1,025,000	922,500
PA Luzerna County Industrial
Development Authority
Millville Nursing Center,
Series 1990,
	10.500%	12/01/12	(c)(j)	2,815,000	2,533,500
PA Washington County Industrial
Development Authority
First Mortgage-AHF / Central
Project, Series 2003,
	6.500%	01/01/29		2,218,000	2,098,938
TN Metropolitan Government, Nashville
& Davidson Counties Health &
Education Facilities
First Mortgage - AHF Project,
Series 2003,
	6.500%	01/01/29		508,000	480,731
WA Kitsap County Housing Authority
Martha & Mary Nursing Home,
Series 1996,
	7.100%	02/20/36		10,000,000	11,724,300
		Nursing Homes Total			55,960,670
		HEALTH CARE TOTAL			199,598,638
HOUSING - 4.5%
Assisted Living/Senior - 1.2%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
	7.625%	01/01/30		1,690,000	1,415,764
IL State Development Finance Authority
Care Institute, Inc.,
Series 1995,
	8.250%	06/01/25		9,380,000	9,041,101

MN Roseville
Care Institute, Inc.,
Series 1993,
	7.750%	11/01/23	(c)	3,275,000	2,128,750
NC State Medical Care Commission
DePaul Community Facilities Project,
Series 1999,
	7.625%	11/01/29		2,160,000	2,233,008
TX Bell County Health Facilities
Development Corp.
Care Institutions, Inc.,
Series 1994,
	9.000%	11/01/24		7,170,000	6,546,282
		Assisted Living/Senior Total			21,364,905
Multi-Family - 2.8%
CO State Health Facilities Authority
Birchwood Manor,
Series 1991 A,
	7.625%	04/01/26		1,835,000	1,839,110
FL Broward County Housing Finance Authority
Chaves Lake Apartment Project,
Series 2000, AMT,
	7.500%	07/01/40		6,425,000	6,405,789

Cross Keys Apartments
Series 1998 A, AMT,
	5.750%	10/01/28	990,000	1,006,681

FL Clay County Housing Finance Authority
Madison Commons Apartments,
Series 2000 A, AMT
	7.450%	07/01/40	3,220,000	3,225,152
FL Orange County Housing Finance Authority
Palms at Brentwood Apartments,
Series 1998 K,
	6.500%	12/01/34	8,035,000	6,495,735
FL State Housing Finance Corp.
Sunset Place Apartments,
Series 1999 K-1,
	6.000%	10/01/19	150,000	147,078
MN Dakota County Housing &
Redevelopment Authority
Series 1999:
	6.000%	11/01/09	125,000	110,346
	6.250%	05/01/29	5,180,000	4,565,186

MN Grand Rapids Housing & Redevelopment Authority
Lakeshore Forest Park Apartments,
Series 1999 B,
	5.700%	10/01/29	500,000	435,275
MN Lakeville
Southfork Apartment Project,
Series 1989 A,
	9.875%	02/01/20	200,000	201,292
MN Minneapolis
Riverplace Project,
Series 1987 A,
	7.100%	01/01/20	170,000	171,023

MN Robbinsdale Economic Development
Authority
Series 1999 A,
	6.875%	01/01/26	250,000	227,820
MN Washington County Housing &
Redevelopment Authority
Cottages of Aspen, Series 1992,
AMT,
	9.250%	06/01/22	1,920,000	1,960,474
MN White Bear Lake
Birch Lake Townhome Project:
Series 1989 A,
	9.750%	07/15/19	2,385,000	2,390,319
Series 1989 B, AMT,
	(a)	07/15/19	266,000	119,410
MO St. Louis Area Housing Finance
Corp.
Wellington Arms III,
Series 1979,
	7.500%	01/01/21	1,730,185	1,726,690
NC State Housing Finance Agency
Series 1994 F,
	6.600%	07/01/17	1,100,000	1,123,672
NE Omaha Housing Development
Corp.
Mortgage Notes, North
Omaha Homes,
Series 1979,

	7.375%	03/01/21	(c)	55,807	53,118

NY Nyack Housing Assistance Corp.
Nyack Plaza Apartments,
Series 1979,
	7.375%	06/01/21		1,820,995	1,880,159
Resolution Trust Corp.
Pass Through Certificates,
Series 1993 A,
	8.500%	12/01/16	(e)	6,615,223	6,453,745
TN Franklin Industrial Board
Landings Apartment Project,
Series 1996 B,
	8.750%	04/01/27		3,210,000	3,298,724
VA Alexandria Redevelopment
& Housing Authority
Courthouse Commons Apartments:
Series 1990 A, AMT,
	10.000%	01/01/21	(e)	760,000	641,455
Series 1990 B, AMT,
	(a)	01/01/21	(e)	834,000	1,176,002
VA Fairfax County Redevelopment & Housing
Authority
Mt. Vernon Apartments,
Series 1995 A,
	6.625%	09/20/20		1,500,000	1,546,395
WY Rock Springs Housing Finance Corp.
Bicentennial Association II,
Series 1979,
	7.360%	05/01/20		953,502	972,620
		Multi-Family Total			48,173,270

Single Family - 0.5%
CA State Housing Finance Authority
Series 1984 B,
	(a)	08/01/16		325,000	89,076

CO State Housing Finance Authority
Single Family Housing,
Series 1996 B-1, AMT,
	7.650%	11/01/26		215,000	216,628
FL Brevard County
Single Family Mortgage,
Series 1985,
	(a)	04/01/17		660,000	187,909
FL Broward County
Housing Finance Authority,
Series 1995, AMT,
	6.700%	02/01/28		320,000	325,306
FL Lee County Housing Finance Authority
Series 1996 A-1, AMT,
	7.350%	03/01/27		700,000	715,687
Series 1998 A-2, AMT,
	6.300%	03/01/29		450,000	457,695
FL Manatee County Housing
Finance Authority
Series 1996 1, AMT,
	7.450%	05/01/27		375,000	396,424
IL Chicago
Single Family Mortgage,

Series 1996 B, AMT,
	7.625%	09/01/27		210,000	210,764
Series 1997 A, AMT,
	7.250%	09/01/28		230,000	231,619

MA State Housing Finance Agency
Series 1992 21, AMT,
	7.125%	06/01/25		1,320,000	1,321,267
MN Chicago & Stearns Counties
Series 1994 B, AMT,
	7.050%	09/01/27		80,000	82,307
MN Dakota County Housing &
Redevelopment Authority
Series 1986,
	7.200%	12/01/09		10,000	10,020
NC State Housing Finance Agency
Series 1998, AMT,
	5.250%	03/01/17		455,000	471,776
NM State Mortgage Finance Authority
Series 1999 D-2, AMT,
	6.750%	09/01/29		2,605,000	2,816,057
OK State Housing Finance Agency
Series 1999 B-1,
	6.800%	09/01/16		380,000	382,595
OR State Department of Housing &
Community Services
Series 1997 E,
	5.150%	07/01/13		155,000	163,460
Series 1998 A,
	5.150%	07/01/15		60,000	63,077
		Single Family Total			8,141,667
		HOUSING TOTAL			77,679,842

INDUSTRIAL - 2.3%
Food Products - 0.7%
FL Hendry County Industrial Development Authority
Savannah Foods & Industries,
Series 1992, AMT,
	6.400%	03/01/17	(e)	1,500,000	1,454,850
GA Cartersville Development Authority
Anheuser-Busch Companies, Inc.,
Series 2002, AMT,
	5.950%	02/01/32		3,000,000	3,140,220
MI State Strategic Fund
Michigan Sugar Co.
Carollton Project:
Series 1998 C, AMT,
	6.550%	11/01/25	(e)	3,450,000	3,164,202
Imperial Holly Corp.,
Series 1998 B,
	6.450%	11/01/25	(e)	2,800,000	2,538,116
Sebewang Project, Imperial Holly Corp.,
Series 1998 A,
	6.250%	11/01/15	(e)	2,250,000	2,203,470
		Food Products Total			12,500,858

Forest Products - 0.5%
FL Escambia County Environmental
Improvement Revenue
Series 2003 A, AMT,
	5.750%	11/01/27		2,200,000	2,224,002
IA Cedar Rapids
Weyerhaeuser Co. Project,

Series 1984,
	9.000%	08/01/14		1,000,000	1,183,700

MN International Falls
Boise Cascade Corp.,
Series 1999, AMT,
	6.850%	12/01/29		5,425,000	5,509,630
		Forest Products Total			8,917,332

Manufacturing - 0.8%
IL Will-Kankakee Regional Development Authority
Flanders Corp./Precisionaire Project,
Series 1997, AMT,
	6.500%	12/15/17		2,450,000	2,457,326

IN Indianapolis Airport Authority
Federal Express Corp. Project,
	5.100%	01/15/17		2,500,000	2,571,575

KS Wichita Airport Authority
Cessna Citation Service Center,
Series 2002 A, AMT,
	6.250%	06/15/32		5,000,000	5,286,650
MN Alexandria Industrial Development
Revenue Bonds
Seluemed Ltd. LLP Project,
Series 1998, AMT,
	5.850%	03/01/18		830,000	833,718
MO State Development Finance Board
Procter & Gamble Co.,
Series 1999, AMT,
	5.200%	03/15/29		3,000,000	3,132,000
		Manufacturing Total			14,281,269

Metals & Mining - 0.1%
NV State Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
	8.000%	09/01/14	(f)	1,280,323	1,004,515
PA Bucks County Industrial Development
Jorgensen Steel,
Series 1980,
	9.000%	06/01/05		500,000	503,670
		Metals & Mining Total			1,508,185

Oil & Gas - 0.2%
VI Public Finance Authority
Hovensa Refinery,
Series 2003, AMT,
	6.125%	07/01/22		2,100,000	2,240,259
		Oil & Gas Total			2,240,259
		INDUSTRIAL TOTAL			39,447,903

OTHER - 16.6%
Other - 0.5%
NJ Tobacco Settlement Financing Corp.
Series 2003,
	6.750%	06/01/39		4,750,000	4,419,353
SC Tobacco Settlement Revenue
Management Authority

Series 2001 B,
	6.375%	05/15/28	3,800,000	3,417,758
			Other Total	7,837,111

Pool/Bond Bank - 0.3%
FL State Municipal Loan Council
Series 2000 A,
	(a)	04/01/21	1,000,000	453,480
NY State Environmental Facilities Corp.
New York City Municipal Water Project K,
Series 2002,
	5.500%	06/15/17	4,795,000	5,603,725
		Pool/Bond Bank Total		6,057,205

Refunded/Escrowed (g) - 15.8%
AK Anchorage
Ice Rink Revenue,
Series 1998,
	6.250%	01/01/12	1,770,000	1,985,197
AZ Maricopa County Industrial
Development Authority
Advantage Point, Series 1996 A,
	6.625%	07/01/26	2,750,000	3,031,297
Single Family, Series 1984,
	(a)	02/01/16	4,500,000	2,725,695
AZ Pima County Industrial Development
Authority
Series 1989, AMT,
	8.200%	09/01/21	12,370,000	17,330,865
CA Palmdale Community Redevelopment Agency
Series 1986 A, AMT,
	8.000%	03/01/16	3,000,000	4,137,900
Series 1986 D, AMT,
	8.000%	04/01/16	7,000,000	9,670,010
CA Perris Community Facilities District
Series 1991 2-90,
	8.750%	10/01/21	6,165,000	9,537,933
CA Pomona
Series 1990 A,
	7.600%	05/01/23	10,000,000	13,335,400

CA Riverside County
Series 1988, AMT,
	8.300%	11/01/12	10,000,000	13,271,700
CO Mesa County
Series 1992,
	(a)	12/01/11	5,905,000	4,531,261
FL Melbourne
Series 2000 A,
	(a)	10/01/19	600,000	303,948
FL Orlando Utilities Commission
Water & Electric Revenue
Series 1989 D,
	6.750%	10/01/17	3,750,000	4,721,738
FL Seminole County
Series 1992,
	6.000%	10/01/19	1,030,000	1,258,948
FL State Mid-Bay Bridge Authority
Series 1991 A,
	6.875%	10/01/22	2,000,000	2,633,820

FL Tampa Bay Water Utility System
Series 1991,
	9.650%	10/01/29	(b)	500,000	666,410
GA Forsyth County Hospital Authority
Georgia Baptist Healthcare System,
Series 1998,
	6.000%	10/01/08		755,000	814,388

ID State Health Facilities Authority
IHC Hospitals, Inc.,
Series 1992,
	6.650%	02/15/21		4,800,000	6,169,632
IL State Sales Tax Revenue
Series 2002:
	5.500%	06/15/15		5,000,000	5,770,250
	6.000%	06/15/23		4,000,000	4,823,680
MA State College Building Authority
Series 1999 A:
	(a)	05/01/19		7,710,000	3,945,670
	(a)	05/01/20		7,750,000	3,742,940
MA State Turnpike Authority
Series 1993 A:
	5.000%	01/01/20		12,665,000	13,877,040
	5.000%	01/01/20		3,610,000	3,955,477
	5.125%	01/01/23		3,600,000	3,928,212
MI Dickinson County
Memorial Hospital System,
Series 1994,
	8.125%	11/01/24		550,000	566,901
MI Kalamazoo Hospital Finance Authority
Borgess Medical Center,
Series 1994 A,
	6.250%	06/01/14		1,000,000	1,216,210
MN Dakota & Washington Counties
Housing & Redevelopment Authority
Series 1988, AMT,
	8.150%	09/01/16		235,000	327,393
MN Metropolitan Council
Hubert H. Humphrey Metrodome,
Series 1992,
	6.000%	10/01/09		300,000	301,125
MN Moorhead
Series 1979,
	7.100%	08/01/11		20,000	23,178
MN Western Minnesota Municipal
Power Agency
Series 1983 A,
	9.750%	01/01/16		1,000,000	1,525,960
NC Eastern Municipal Power Agency
Series 1987 A,
	4.500%	01/01/24		1,750,000	1,807,978
Series 1991 A:
	5.000%	01/01/21		8,735,000	9,591,467
	6.500%	01/01/18		1,500,000	1,898,805
NC Lincoln County
Lincoln County Hospital,
Series 1991,
	9.000%	05/01/07		295,000	327,379
NC State Medical Care Commission
Annie Penn Memorial Hospital,
Series 1998,
	5.375%	01/01/22		500,000	551,655

NJ State Transportation Trust Fund
Authority
Series 1995 B,
	7.000%	06/15/12	10,135,000	12,655,068
Series 1999 A,
	5.750%	06/15/20	3,150,000	3,685,216

NJ State Turnpike Authority
Series 1991 C,
	6.500%	01/01/16	17,500,000	21,302,010
NY Triborough Bridge & Tunnel Authority
Series 1992 Y:
	5.500%	01/01/17	2,000,000	2,314,840
	6.125%	01/01/21	8,500,000	10,403,830
OK Oklahoma City Industrial & Cultural
Facilities Trust
Hillcrest Health Center,
Series 1988,
	6.400%	08/01/14	4,320,000	4,906,872
OR Saint Charles Memorial Hospital, Inc.
Series 1973 A,
	6.750%	01/01/06	63,000	65,448
PA Convention Center Authority
Series 1989 A,
	6.000%	09/01/19	14,010,000	16,930,104
SC Piedmont Municipal Power Agency
Series 1988,
	(a)	01/01/13	18,585,000	12,292,305
Series 1993,
	5.375%	01/01/25	3,960,000	4,437,457
TN Shelby County, Health, Education
& Housing Facilities Board
Open Arms Development Center:
Series 1992 A,
	9.750%	08/01/19	3,610,000	4,446,509
Series 1992 C,
	9.750%	08/01/19	3,615,000	4,452,668
TX State Research Laboratory
Commission Finance Authority,
Superconducting Super Collider,
Series 1991,
	6.950%	12/01/12	10,000,000	11,954,600
WV State Hospital Finance Authority
Charleston Medical Center,
Series 2000 A,
	6.750%	09/01/30	8,800,000	10,689,536
		Refunded/Escrowed Total		274,843,925
		OTHER TOTAL		288,738,241

OTHER REVENUE - 1.6%
Hotels - 0.2%
MA Boston Industrial Development Finance
Authority, Crosstown Center Project,
Series 2002, AMT,
	6.500%	09/01/35	3,000,000	2,958,660
			Hotels Total	2,958,660
Recreation - 1.2%
CA Aqua Caliente Band Cahuilla Indians
	6.000%	07/01/18	1,400,000	1,395,702
CO Metropolitan Football Stadium District
Series 1999 A,

	(a)	01/01/11		3,650,000	2,889,741
FL Capital Trust Agency
Seminole Tribe Convention Center,
Series 2002 A,
	10.000%	10/01/33	(f)	7,500,000	9,127,650
IA State Vision Special Fund
Series 2001,
	5.500%	02/15/18		5,920,000	6,863,766

OR State Department of Administrative Services
State Parks Project,
Series 1998 A,
	4.750%	04/01/13		665,000	712,035
		Recreation Total			20,988,894
Retail - 0.2%
NJ State Economic Development Authority
Glimcher Properties LP Project,
Series 1998, AMT,
	6.000%	11/01/28		3,400,000	3,406,970
		Retail Total			3,406,970
		OTHER REVENUE TOTAL			27,354,524
RESOURCE RECOVERY -0.5%
Disposal - 0.3%
IL Development Finance Authority
Waste Management, Inc.,
Series 1997, AMT,
	5.050%	01/01/10		2,500,000	2,607,725
MI State Strategic Fund
United Waste Systems, Inc.,
Series 1995, AMT,
	5.200%	04/01/10		500,000	525,400
NV State Department of Business & Industry
Republic Services, Inc.,
Series 2003, AMT,	5.625%	12/01/26	(b)	1,500,000	1,580,070
				Disposal Total	4,713,195
Resource Recovery - 0.2%
FL Palm Beach County Solid Waste Authority
Series 1998 A,
	(a)	10/01/12		1,855,000	1,353,779
MA State Industrial Finance Agency
Ogden Haverhill Project,
Series 1998 A, AMT,
	5.400%	12/01/11		3,300,000	3,326,268

		Resource Recovery Total			4,680,047
		RESOURCE RECOVERY TOTAL			9,393,242
TAX-BACKED - 33.4%
Local Appropriated - 2.6%
FL Hillsborough County School Board
Series 1998 A,
	5.500%	07/01/16		1,060,000	1,224,925
IL Chicago Board of Education
General Obligation Lease Certificates,
Series 1992 A:
	6.000%	01/01/20		8,000,000	9,645,680
	6.250%	01/01/15		8,400,000	9,967,776
IN Beech Grove School Building Corp.
Series 1996,
	6.250%	07/05/16		2,265,000	2,714,738
IN Crown Point School Building Corp.
Series 2000,
	(a)	01/15/19	(h)	6,500,000	3,291,990
MN Hibbing Economic Development Authority

Series 1997,
	6.400%	02/01/12	500,000	512,950
MO St. Louis Industrial Development Authority
St. Louis Convention Center,
Series 2000,
	(a)	07/15/18	2,000,000	1,055,460
NC Randolph County
Series 2000,

	5.750%	06/01/22	250,000	286,210

NC Rowan County
Justice Center Project,
Series 1992,
	6.250%	12/01/07	355,000	381,210
SC Greenville County School District
Series 2002,
	5.875%	12/01/17	8,000,000	9,048,160
TX Cesar E. Chavez High School
Series 1998 A:
	(a)	09/15/18	3,885,000	2,015,383
	(a)	09/15/20	3,885,000	1,784,458
TX Houston Independent School District
Public Facilities Corp.:
Series 1998 A,
	(a)	09/15/14	3,885,000	2,532,088
Series 1998 B,
	(a)	09/15/15	2,000,000	1,233,020
		Local Appropriated Total		45,694,048

Local General Obligations - 12.9%
AK North Slope Borough
Series 1999 B,
	(a)	06/30/10	10,000,000	8,179,400
Series 2000 B,
	(a)	06/30/10	18,000,000	14,725,440
Series 2001 A,
	(a)	06/30/12	18,000,000	13,203,900
CA Benicia Unified School District
Series 1997 A,
	(a)	08/01/21	5,955,000	2,604,002
CA Corona-Norco Unified School District
Series 2001 C,
	(a)	09/01/18	1,390,000	728,346

CA Golden West School Financing Authority
Series 1999 A,
	(a)	08/01/14	3,980,000	2,631,457
CA Los Angeles County Schools
Series 1999 A,
	(a)	08/01/22	2,180,000	888,939
CA Los Angeles Unified School District
Series 2002,
	5.750%	07/01/16	2,500,000	2,958,375
CA Modesto High School District
Series 2002 A,
	(a)	08/01/17	2,500,000	1,394,650
CA Morgan Hill Unified School District
Series 2002,
	(a)	08/01/22	3,345,000	1,373,557

CA San Juan Unified School District
Series 2001:

	(a)	08/01/17	1,525,000	850,737
	(a)	08/01/18	1,785,000	938,928
CA Vallejo City Unified School District
Series 2002 A,
	5.900%	02/01/20	1,000,000	1,198,800
CA West Contra Costa Unified School District
Series 2001 B,
	6.000%	08/01/24	1,855,000	2,234,885
CO Douglas County School District
No. RE-1, Series 1996,
	7.000%	12/15/12	3,000,000	3,760,410

CO El Paso County School District No. 11
Series 1988 A,
	8.375%	03/25/19	174,082	176,331
Series 1996:
	7.100%	12/01/16	2,105,000	2,762,181
	7.125%	12/01/20	7,350,000	9,611,374
GA Fulton County School District
Series 1998,
	5.500%	01/01/21	5,745,000	6,650,584
IL Champaign County
Series 1999,
	8.250%	01/01/23	1,420,000	2,062,777
IL Chicago
Series 1999,
	5.500%	01/01/23	7,500,000	8,560,950
IL Chicago Board of Education
Series 1998 B-1:
	(a)	12/01/10	3,905,000	3,142,549
	(a)	12/01/13	13,400,000	9,131,028
	(a)	12/01/21	6,500,000	2,787,005
	(a)	12/01/22	25,200,000	10,123,848
	(a)	12/01/23	7,500,000	2,821,875
Series 1999 A:
	(a)	12/01/09	5,000,000	4,220,600
	5.250%	12/01/17	5,000,000	5,665,250

IL Coles & Cumberland Counties Unified
School District, Series 2000,
	(a)	12/01/12	3,030,000	2,187,933
IL De Kalb County Community Unified School
District No. 424
Series 2001:
	(a)	01/01/20	2,575,000	1,231,288
	(a)	01/01/21	2,675,000	1,199,737
IL Du Page County Community High School
District No. 99
Series 1998:
	(a)	12/01/10	2,245,000	1,806,664
	(a)	12/01/11	1,280,000	975,258
IL Lake & McHenry Counties Unified
School District
Series 1998:
	(a)	02/01/09	2,355,000	2,057,611
	(a)	02/01/10	2,060,000	1,717,628
IL Lake County School District No. 56
Series 1997,
	9.000%	01/01/17	10,440,000	15,365,383
IL State Development Finance Authority
Elgin School District No. U46,
Series 2001,
	(a)	01/01/16	2,660,000	1,601,054

IL Will County United School District No. 365-UVY
Series 1999 B,
	(a)	11/01/18	1,470,000	761,195
KS Johnson County Unified School District No. 2
Series 2001 B,
	5.500%	09/01/17	6,545,000	7,634,088
KS Wyandotte County
Series 1998,
	4.500%	09/01/28	2,900,000	2,796,847
MI Holland School District
Series 1992,
	(a)	05/01/17	1,190,000	678,919

MI Paw Paw Public School District
Series 1998,
	5.000%	05/01/25	1,020,000	1,085,249
MI Redford Unified School District
Series 1997,
	5.000%	05/01/22	650,000	705,029
MI St. Johns Public School
Series 1998,
	5.100%	05/01/25	1,790,000	1,928,385
MI Williamston Community School District
Series 1996,
	5.500%	05/01/25	1,725,000	1,942,919
MN Rosemount Independent School
District No. 196
Series 1994 B,
	(a)	06/01/10	775,000	641,282
NE Omaha Convention Center/Arena
Series 2004,
	5.250%	04/01/23	4,000,000	4,482,720
OH Pickerington Local School District
Series 2001:
	(a)	12/01/14	2,000,000	1,320,680
	(a)	12/01/15	1,500,000	940,785
OR Marion County School District No. 103C
Series 1995 A,
	6.000%	11/01/05	160,000	168,266
OR Tualatin Hills Parks & Recreation District
Series 1998,
	5.750%	03/01/15	1,000,000	1,179,890
OR Washington County
School District No. 48J,
Series 1998,
	5.000%	08/01/17	400,000	425,720
OR Washington, Multnomah & Yamhill Counties
School District
Series 1998,
	5.000%	11/01/14	900,000	1,005,786
PA Cornwall-Lebanon School District
Series 2001,
	(a)	03/15/18	3,020,000	1,633,911
PA Westmoreland County
Series 2000 A,
	(a)	06/01/13	3,000,000	2,110,320
TX Dallas County Flood Control District
Series 2002,
	7.250%	04/01/32	6,000,000	6,185,340
TX Hurst Euless Bedford
Independent School District
Series 1998,
	4.500%	08/15/25	16,000,000	15,390,240

TX North East Independent School District
Series 1999,
	4.500%	10/01/28		6,000,000	5,683,740
TX Williamson County
Series 2002:
	5.500%	02/15/17		2,500,000	2,797,175
	5.500%	02/15/19		2,195,000	2,441,213
TX Wylie Independent School District
Series 2001,
	(a)	08/15/21		3,000,000	1,300,710
WA Clark County School District No. 37
Series 2001 C,
	(a)	12/01/20		5,000,000	2,287,700

WA King & Snohomish Counties
School District No. 417
Series 1998 B:
	(a)	06/15/14		1,800,000	1,188,702
	(a)	06/15/16		3,315,000	1,957,242
		Local General Obligations Total			224,204,787

Special Non-Property Tax - 5.0%
FL Tampa
Series 1996,
	(a)	04/01/21		900,000	410,850
Series 2001 B,
	5.750%	10/01/15		5,000,000	5,919,850
FL Tampa Sports Authority
Tampa Bay Arena Project,
Series 1995,
	5.750%	10/01/25		2,500,000	2,915,075
MA Bay Transportation Authority
Series 2003 A,
	5.250%	07/01/19		4,800,000	5,431,536
MI State Trunk Line
Series 2004,
	5.000%	11/01/19		1,025,000	1,135,720
NY State Local Government Assistance Corp.
Series 1993 C,
	5.500%	04/01/17		3,800,000	4,359,132
Series 1993 E:
	5.000%	04/01/21		2,655,000	2,906,774
	5.250%	04/01/16	(h)	15,060,000	16,984,819
PR Commonwealth of Puerto Rico
Highway & Transportation Authority
Series 1996 Z,
	6.000%	07/01/18		10,000,000	12,204,100
Series 2002 E:
	5.500%	07/01/14		10,000,000	11,637,800
	5.500%	07/01/17		5,400,000	6,313,248
Series 2003 AA:
	5.500%	07/01/17		3,000,000	3,507,360
	5.500%	07/01/20		4,000,000	4,672,800

TX Harris County-Houston Sports Authority
Series 2001 A:
	(a)	11/15/14		3,905,000	2,527,082
	(a)	11/15/15		3,975,000	2,432,780
	(a)	11/15/16		4,040,000	2,334,029
		Special Non-Property Tax Total			85,692,955

Special Property Tax - 0.8%
CA Huntington Beach Community

Facilities District
Grand Coast Resort,
Series 2001,
	6.450%	09/01/31	1,350,000	1,405,066
CA Santa Margarita Water District
Series 1999,
	6.250%	09/01/29	4,200,000	4,340,028

FL Double Branch Community
Development District
Special Assessment,
Series 2002,
	6.700%	05/01/34	1,000,000	1,068,600

FL Heritage Palms Community Development District
Series 1999,
	6.250%	11/01/04	150,000	150,303
Series 1999 A,
	6.750%	05/01/21	100,000	103,116
FL Lexington Oaks Community Development District
Series 1998 A,
	6.125%	05/01/19	515,000	523,585
FL Maple Ridge Community Development District
Series 2000,
	7.150%	05/01/31	195,000	210,902

FL Northern Palm Beach County
Improvement District
Series 1999,
	6.000%	08/01/29	500,000	553,330
FL Orlando
Conroy Road Interchange Project,
Series 1998 A,
	5.800%	05/01/26	300,000	303,843
FL Stoneybrook Community Development District
Series 1998 A,
	6.100%	05/01/19	240,000	244,092
Series 1998 B,
	5.700%	05/01/08	140,000	142,435
FL Village Center Community Development District
Series 1998 A,
	5.500%	11/01/12	750,000	863,535
FL Westchester Community Development District No. 1
Special Assessment,
Series 2003,
	6.000%	05/01/23	2,000,000	2,022,600
IL Illinois Sports Facility Authority
Series 2001,
	(a)	06/15/18	3,000,000	1,604,580
MI Romulus Tax Increment
Finance Authority
Series 1994,
	6.750%	11/01/19	500,000	523,095
		Special Property Tax Total		14,059,110

State Appropriated - 8.1%
CA State Public Works Board
Department of Mental Health Lease Revenue,
Coalinga State Hospital,
Series A,
	5.500%	06/01/15	3,000,000	3,347,340
MI State

525 Redevco, Inc.,
Series 2000,
	(a)	06/01/21	5,000,000	2,234,750
NJ State Transportation Trust Fund
Authority
Series 1995 B,
	7.000%	06/15/12	16,865,000	20,929,128
NY Metropolitan Transportation Authority
New York Service Contract,
Series 2002,
	5.500%	07/01/17	5,000,000	5,801,450
NY State Dormitory Authority
Series 1993 A:
	5.500%	05/15/19	2,350,000	2,730,324
	6.000%	07/01/20	6,140,000	7,472,380

City University:
Series 1990 C,
	7.500%	07/01/10	19,875,000	22,953,439
Series 1993 A,
	6.000%	07/01/20	13,350,000	15,987,292
State University Facilities,
Series 1993 A,
	5.875%	05/15/17	28,240,000	33,753,013
State University of New York,
Series 1990 A,
	7.500%	05/15/13	8,000,000	10,289,120
PR Commonwealth of Puerto Rico
Public Finance Corp.:
Series 1998 A,
	5.375%	06/01/17	5,000,000	5,778,700
Series 2002 E,
	6.000%	08/01/26	2,700,000	3,131,076
WA State
Series 2000 S-5,
	(a)	01/01/19	5,000,000	2,549,400
WV State Building Commission
Series 1998 A,
	5.375%	07/01/21	3,215,000	3,634,107
		State Appropriated Total		140,591,519

State General Obligations - 4.0%
CA State
Series 2002:
	6.000%	04/01/16	3,000,000	3,604,320
	6.000%	04/01/18	3,000,000	3,631,020
Series 2003,
	5.250%	02/01/23	3,000,000	3,255,960
MA State College Building Authority Project
Series 1994 A,
	7.500%	05/01/11	1,500,000	1,876,200
NJ State
Series 2001 H,
	5.250%	07/01/16	10,000,000	11,391,600
NV State
Series 1992 A,
	6.800%	07/01/12	60,000	60,263
OR State
Series 1980,
	7.250%	01/01/07	100,000	111,877
Series 1980 LXII,
	9.200%	04/01/08	180,000	221,153
Series 1980 LXIII,

	8.250%	01/01/07		200,000	228,202
Series 1997 76A,
	5.550%	04/01/09		45,000	45,767
PR Commonwealth of Puerto Rico
Series 1996,
	6.500%	07/01/15		2,650,000	3,320,636
Series 2001,
	5.500%	07/01/17		13,130,000	15,350,546
Highway & Transportation Authority:
Series 1998 A:
	5.500%	07/01/12		300,000	346,785
	5.500%	07/01/14		310,000	360,772
Series 2003 AA,
	5.500%	07/01/19		3,000,000	3,510,660

Public Finance Corp.,
Series 1998 A,
	5.125%	06/01/24		3,000,000	3,276,510

Public Import:
Series 2001 A:
	5.500%	07/01/16		2,420,000	2,826,657
	5.500%	07/01/21		4,500,000	5,230,395
Series 2002 A,
	5.500%	07/01/19		7,000,000	8,191,540
TX State Public Finance Authority
Series 1997,
	(a)	10/01/13		4,000,000	2,756,840
		State General Obligations Total			69,597,703
		TAX-BACKED TOTAL			579,840,122

TRANSPORTATION - 7.9%
Air Transportation - 1.2%
CA Los Angeles Regional Airports
Improvement
Series 2002 C, AMT,
	7.500%	12/01/24	(b)	550,000	472,268
IL Chicago O’Hare International Airport
United Air Lines, Inc.:
Series 1999 A,
	5.350%	09/01/16	(d)	4,100,000	812,374
Series 2000 A, AMT,
	6.750%	11/01/11	(d)	7,850,000	1,971,528
KY Kenton County Airport Board
Delta Air Lines, Inc.,
Series 1992 A, AMT,
	7.500%	02/01/20		2,000,000	1,369,160
MN Minneapolis & St. Paul Metropolitan
Airports Commission
Special Facilities, Northwest Airlines:
Series 2001 A, AMT,
	7.000%	04/01/25		6,500,000	5,411,640
Series 2001 B, AMT,
	6.500%	04/01/25	(b)	2,000,000	1,899,420
NC Charlotte
US Airways, Inc.:
Series 1998, AMT,
	5.600%	07/01/27		3,300,000	1,608,915
Series 2000, AMT,

	7.750%	02/01/28		5,750,000	3,435,682
NJ State Economic Development Authority
Continental Airlines, Inc.,
Series 1999, AMT:
	6.250%	09/15/19		1,300,000	1,018,667
	6.400%	09/15/23		4,000,000	3,095,520
		Air Transportation Total			21,095,174

Airports - 0.4%
MA State Port Authority
Series 1999,
	9.700%	07/01/29	(b)(f)	2,500,000	2,911,825
Series 1999, AMT,
	10.190%	01/01/21	(b)	1,500,000	1,765,620
NC Charlotte
Series 1999, AMT,
	10.780%	06/15/22	(b)(f)	2,000,000	2,391,080
				Airports Total	7,068,525

Ports - 0.1%
FL Dade County
Series 1995,
	6.200%	10/01/09		1,000,000	1,159,200
				Ports Total	1,159,200

Toll Facilities - 5.5%
CA San Joaquin Hills Transportation
Corridor Agency
Series 1997 A,
	(a)	01/15/14		14,450,000	9,778,893
CO E-470 Public Highway Authority
Series 1997 B:
	(a)	09/01/11		17,685,000	13,628,591
	(a)	09/01/22		6,515,000	2,645,546
Series 2000 B,
	(a)	09/01/18		14,000,000	7,346,920
MA State Turnpike Authority
Series 1997 A,
	(a)	01/01/24		7,000,000	2,679,040
Series 1997 C:
	(a)	01/01/18		4,700,000	2,617,007
	(a)	01/01/20		15,000,000	7,423,950
NJ State Turnpike Authority
Series 1991 C,
	6.500%	01/01/16		8,500,000	10,400,770
NY Triborough Bridge & Tunnel Authority
Series 1992,
	6.125%	01/01/21		7,000,000	8,567,860
Series 2002:
	5.500%	11/15/18		4,950,000	5,783,630
	5.500%	11/15/20		4,375,000	5,106,063
OH State Turnpike Commission
Series 1998 A,
	5.500%	02/15/24		7,000,000	7,969,710
TX State Turnpike Authority
Central Texas Capital Appreciation,
Series 2002 A,
	(a)	08/15/18		10,000,000	5,207,900
VA Richmond Metropolitan Authority
Series 1998,
	5.250%	07/15/22		6,700,000	7,523,631
		Toll Facilities Total			96,679,511

Transportation - 0.7%
CA San Francisco Bay Area Rapid Transit District
Series 1999,
	9.190%	07/01/26	(b)(f)	5,000,000	5,746,600
NV State Department of Business & Industry
Las Vegas Monorail Project,
Series 2000:
	7.375%	01/01/30		1,000,000	1,007,180
	7.375%	01/01/40		3,000,000	3,004,650
OH Toledo-Lucas County Port Authority
CSX Transportation, Inc.,
Series 1992,
	6.450%	12/15/21		1,950,000	2,177,331
		Transportation Total			11,935,761
		TRANSPORTATION TOTAL			137,938,171

UTILITY - 15.6%
Independent Power Producers - 1.4%
MI Midland County Economic Development Corp.
Series 2000, AMT,
	6.875%	07/23/09		200,000	208,188
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT:
	6.750%	10/01/11		1,500,000	1,585,830
	6.750%	10/01/19		7,000,000	7,268,800
NY Suffolk County Industrial Development Agency
Nissequogue Cogen Partners,
Series 1998, AMT,
	5.500%	01/01/23		6,800,000	6,443,680
PA Economic Development Financing Authority
Colver Project,
Series 1994 D, AMT,
	7.150%	12/01/18		5,750,000	5,928,308
PR Commonwealth of Puerto Rico Industrial,
Educational, Medical & Environmental
Cogeneration Facilities
AES Project, Series 2000, AMT,
	6.625%	06/01/26		2,775,000	2,968,334
	Independent Power Producers Total				24,403,140

Investor Owned - 3.4%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co.,
Series 1997 A, AMT,
	6.100%	09/01/25		2,000,000	1,987,960
IN Petersburg
Indiana Power & Light Co.:
Series 1993 B,
	5.400%	08/01/17		5,000,000	5,646,600
Series 1995 C, AMT,
	5.950%	12/01/29		3,500,000	3,645,285
IN State Development Finance Authority
Series 1999, AMT,
	5.950%	08/01/30		4,000,000	4,054,960
MI St. Clair County Economic Development Corp.
Detroit Edison Co., Series 1993 AA,
	6.400%	08/01/24		2,000,000	2,282,820
MI State Strategic Fund
Detroit Edison Co.,

Series 1991 BB,
	7.000%	05/01/21		2,505,000	3,282,427
MT City of Forsyth Pollution Control
Series 1998 A,
	5.200%	05/01/33	(b)	1,450,000	1,539,233
NJ Middlesex County Pollution Control
Amerada Hess Corp.,
Series 2004,
	6.050%	09/15/34		900,000	931,293
NY State Energy Research & Development
Authority
Brooklyn Union Gas Co.,
Series 1993, IFRN,
	10.980%	04/01/20	(b)	13,000,000	16,157,440
TX Brazos River Authority
Pollution Control:
Series 1999 B, AMT,
	6.750%	09/01/34	(b)	10,000,000	11,268,200
Series 2001 C, AMT,
	5.750%	05/01/36	(b)	2,000,000	2,063,380
Series 2003 D,
	5.400%	10/01/29	(b)	2,000,000	2,081,960
VA Chesterfield County Industrial Development
Authority
Pollution Control Revenue,
Virginia Electric & Power Co.,
Series 1987 B,
	5.875%	06/01/17		1,250,000	1,373,175
WY Lincoln County Environmental
Improvement
Pacificorp Project,
Series 1995, AMT,
	4.125%	11/01/25	(b)	2,000,000	1,988,860
		Investor Owned Total			58,303,593

Joint Power Authority - 3.7%
MA Municipal Wholesale Electric Co.
Power Supply System, Project 6,
Series 2001,
	5.250%	07/01/14		4,500,000	5,015,340
MN Anoka County
Solid Waste Disposal, Natural Rural Utility,
Series 1987 A, AMT,
	6.950%	12/01/08		275,000	278,209
NC Eastern Municipal Power Agency
Series 1993,
	6.000%	01/01/18		13,470,000	16,093,148
Series 1993 B,
	6.000%	01/01/22		500,000	590,230
Series 1999 D,
	6.700%	01/01/19		2,000,000	2,245,040
Series 2003 C,
	5.375%	01/01/17		2,250,000	2,393,460
NC State Municipal Power Agency
Catawba Electric No. 1,
Series 1998 A,
	5.500%	01/01/15		5,750,000	6,557,530
SC Piedmont Municipal Power Agency
Series 1988,
	(a)	01/01/13		25,870,000	17,816,669
Series 1993,
	5.375%	01/01/25		11,805,000	12,905,580
		Joint Power Authority Total			63,895,206

Municipal Electric - 2.8%
FL Lakeland
Series 1999 C,
	6.050%	10/01/11	1,870,000	2,201,962
MN Chaska
Series 2000 A,
	6.000%	10/01/25	1,000,000	1,064,780
MN Southern Minnesota Municipal
Power Agency
Series 2002 A,
	5.250%	01/01/17	11,000,000	12,488,630
NC University of North Carolina
at Chapel Hill
Series 1997,
	(a)	08/01/13	2,000,000	1,408,760
PA Westmoreland County Municipal Authority
Series 1999 A,
	(a)	08/15/22	2,000,000	828,340

Series 2000 A,
	(a)	08/15/23	5,000,000	1,957,100
Special Obligation,
Series 1995 A,
	(a)	08/15/23	4,140,000	1,608,556

PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002 KK,
	5.500%	07/01/16	10,000,000	11,680,400
SD Heartland Consumers Power District
Series 1992,
	6.000%	01/01/17	5,600,000	6,681,640

TN Metropolitan Government
Nashville & Davidson Counties,
Series 1996 A,
	(a)	05/15/09	5,250,000	4,555,162

WA Chelan County Public Utilities District No. 1
Columbia River Rock Hydroelectric,
Series 1997,
	(a)	06/01/09	5,000,000	4,299,500
		Municipal Electric Total		48,774,830

Water & Sewer - 4.3%
CA Castaic Lake Water Agency
Series 1999 A,
	(a)	08/01/24	9,445,000	3,358,170
CA State Department of Water Resources
Central Valley Project,
Series 2002 X,
	5.500%	12/01/17	2,000,000	2,326,280
FL Seacoast Utility Authority
Series 1989 A,
	5.500%	03/01/15	1,900,000	2,198,927
FL Seminole County
Series 1992,
	6.000%	10/01/19	470,000	569,889
GA Henry County Water & Sewer Authority
Series 1997,
	6.150%	02/01/20	5,390,000	6,604,205
IL Chicago

Series 1999 A,
	(a)	01/01/20		7,275,000	3,478,687
MA State Water Pollution Abatement Trust
Series 1999 A,
	6.000%	08/01/17		10,000,000	12,058,100
MA State Water Resources Authority
Series 1992 A,
	6.500%	07/15/19		5,000,000	6,313,150
Series 1998 B,
	4.500%	08/01/22	(h)	2,250,000	2,253,127
Series 2002 J,
	5.500%	08/01/21		5,000,000	5,787,900
MI Detroit
Series 1999 A,
	(a)	07/01/20		4,330,000	2,060,690
MS V Lakes Utility District
	8.250%	07/15/24		760,000	747,772
NY New York City Municipal Water Finance Authority
Series 1999,
	9.570%	06/15/32	(b)(f)	7,000,000	7,814,450

OH State Fresh Water Development
Authority Revenue
Series 2001 B,
	5.500%	06/01/19		2,075,000	2,419,139
OR Washington County United Sewer Agency
Series 1992 A,
	5.900%	10/01/06		95,000	95,343
TX Houston Water & Sewer System
Series 1998 A,
	(a)	12/01/19		35,000,000	17,162,328
		Water & Sewer Total			75,248,157
		UTILITY Total			270,624,926

Total Municipal Bonds
(cost of $1,557,296,361)					1,678,252,175

				Shares
Municipal Preferred Stocks - 1.1%
HOUSING - 1.1%
Multi-Family - 1.1%
Charter Mac Equity Issue Trust, AMT
	6.625%	06/30/09	(b)(f)	4,000,000	4,407,520
	7.600%	11/30/50	(b)(f)	5,000,000	5,752,100
MuniMae Equity Issue Trust, AMT
	7.750%	06/30/50	(b)(f)	8,000,000	9,103,520
		Multi-Family Total			19,263,140
		HOUSING TOTAL			19,263,140

Total Municipal Preferred Stocks
(cost of $17,000,000)					19,263,140

				Par ($)
Short-Term Obligations - 1.4%
VARIABLE RATE DEMAND NOTES (i) - 1.4%
FL Alachua Health Facilities Authority Revenue
Oak Hammock University,
Series A,
	1.350%	10/01/32		3,000,000	3,000,000
IL Health Facilities Authority Revenue
OSF Healthcare System,
Series 2002,
	1.330%	11/15/27		7,300,000	7,300,000

IL Quad Cities Regional Economic Development Authority
Revenue
Two Rivers YMCA Project,
	1.400%	12/01/31	1,500,000	1,500,000
IN Health Facilities Financing Authority Revenue
Fayette Memorial Hospital, Series 2002 A,
	1.400%	10/01/32	1,400,000	1,400,000
MN Mankato Revenue
Bethany Lutheran College,
Series 2000 B,
	1.140%	11/01/15	100,000	100,000
MN State Higher Education Facilities Revenue
Olaf College,
Series 2002 5-M1,
	1.350%	10/01/32	200,000	200,000
MO State Health & Educational Facilities
Washington University,
Series 1996 C,
	1.350%	09/01/30	1,300,000	1,300,000
MS Jackson County Pollution Control
Chevron Corp.,
Series 1992,
	1.350%	12/01/16	100,000	100,000

Series 1993,
	1.350%	06/01/23	700,000	700,000
NY New York City, Municipal
Water Finance Authority
Series 1994 G,
	1.330%	06/15/24	5,200,000	5,200,000
NY State
Sub Series 1993 A-4,
	1.330%	08/01/20	1,000,000	1,000,000
Sub Series 1993 A-7,
	1.330%	08/01/22	1,400,000	1,400,000
SD Lower Brule Sioux Tribe
Series 1999,
	1.320%	12/01/11	1,310,000	1,310,000
WY Unita County Pollution Control
Chevron Project, Series 1993,
	1.350%	08/15/20	200,000	200,000

	VARIABLE RATE DEMAND NOTES TOTAL
		(cost of $24,710,000)		24,710,000

Total Short-Term Obligations
(cost of $24,710,000)				24,710,000

Total Investments - 99.1%
(cost of $1,599,006,361)(k)				1,722,225,315

Other Assets & Liabilities, Net - 0.9%				15,323,875
Net Assets - 100.0%				$1,737,549,190

Notes to Investment Portfolio:

(a)       Zero coupon bond.

(b)      Variable rate security. The interest rate shown reflects the rate listed is as of August 31, 2004.

(c)       The issuer is in default of certain debt covenants. Income is not being accrued. As of August 31, 2004, the value of these securities amounted to $7,026,471, which represents 0.4% of net assets.

(d)      The issuer has filed for bankruptcy under Chapter 11. Income is not being accrued. As of August 31, 2004, the value of these securities amounted to $8,146,259, which represent 0.5%

                     of net assets.

(e)       Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At August 31, 2004, the value of these securities amounted to $17,720,197, which represents 1.0% of net assets.

Security				Acquisition Date	Acquisition Cost
FL Hendry County Industrial Development Authority,
Savannah Foods & Industries,
Series 1992, AMT,
	6.400%	03/01/17		11/02/98	$1,500,000
MI Cheboygan County Economic
Development Corp., Metro Health
Foundation Project, Series 1993,
	11.000%	11/01/22	(d)	02/26/93	577,498
MI State Strategic Fund,
Michigan Sugar Co.:
Carollton Project,
Series 1998 C, AMT,
	6.550%	11/01/25		11/24/98	3,450,000
Imperial Holly Corp.,
Series 1998 B,
	6.450%	11/01/25		11/24/98	2,800,000
Sebewang Project, Imperial Holly Corp.
Series 1998 A,
	6.250%	11/01/15		11/02/98	2,250,000
Resolution Trust Corp.
Pass Through Certificates,
Series 1993 A,
	8.500%	12/01/16		08/27/93	6,751,636
VA Alexandria Redevelopment
& Housing Authority, Courthouse
Commons Apartments:
Series 1990 A, AMT,
	10.000%	01/01/21		09/06/90	760,000
Series 1990 B, AMT,
	(a)	01/01/21		09/06/90	834,000
					$18,923,134

(f)         Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the value of these securities amounted to $58,420,440, which represents 3.4% of net assets.

(g)      The Fund has been informed that this issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)      The security or a portion of the security pledged as collateral for open futures contracts. At August 31, 2004, the total market value of securities pledged amounted to $10,180,177.

(i)          Variable rate demand notes. These securities are payable upon demand and are secured by either letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of August 31, 2004.

(j)          Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(k)       Cost for federal income tax purposes is $1,596,514,825.

At August 31, 2004, the Fund held the following open short futures contracts:

Type	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year
U.S. Treasury Notes	$129,496,313	$129,089,727	Dec-2004	$(406,586

Acronym	Name
AMT	Alternative Minimun Tax
IFRN	Inverse Floating Rate Note

Investment Portfolio

Columbia Tax-Exempt Insured Fund

August 31, 2004 (unaudited)

Municipal Bonds - 98.4%			Par ($)	Value ($)
EDUCATION - 5.9%
Education - 5.9%
MA State Health & Educational Facilities Authority, Harvard University, Series 1991 N,	6.250%	04/01/20	2,000,000	2,496,760
NC University of North Carolina, Series 2002 A,	5.375%	04/01/21	750,000	820,058
NY State Dormitory Authority Revenues, NYU, Series 2004 A,	5.000%	07/01/18	1,860,000	2,016,184
OH Cincinnati Technical College, Series 2002,	5.000%	10/01/15	1,000,000	1,115,360
OH University General Receipts,	5.000%	12/01/11	1,500,000	1,673,190
WV State University, Series 2000 A,	(a)	04/01/17	2,480,000	1,407,946
			Education Total	9,529,498

Student Loan - 0.0%
AL State Higher Education Loan Corp., Series 1994 C, AMT,	5.850%	09/01/04	60,000	60,000
			Student Loan Total	60,000
		EDUCATION TOTAL		9,589,498

HEALTH CARE - 6.8%
Hospitals - 6.8%
CA State Public Works Board, Series 2002 A,	5.375%	10/01/15	1,000,000	1,110,170
MA Health & Educational Facilities Authority, Valley Regional Health System, Series 1994 C,	7.000%	07/01/08	1,585,000	1,832,783
MS State Hospital Equipment & Facilities Authority, Rush Medical Foundation Project, Series 1992,	6.700%	01/01/18	250,000	251,008
TN Knox City Health, Education & Housing Facilities, Series 1993,	5.250%	01/01/15	(b) 5,000,000	5,551,300
UT State Board of Regents, University of Utah, Series 2001,	5.500%	08/01/15	1,000,000	1,116,680
WI State Health & Educational Facilities Authority, Bellin Memorial Hospital, Series 1993,	6.625%	02/15/08	1,000,000	1,101,210
Waukesha Memorial Hospital, Series 1990 B,	7.250%	08/15/19	30,000	30,136
			Hospitals Total	10,993,287
		HEALTH CARE TOTAL		10,993,287

HOUSING - 0.7%
Single Family - 0.7%
LA Jefferson Parish Home Mortgage Authority, Series 1999 B-1, AMT,	6.750%	06/01/30		675,000	730,863
MA State Housing Finance Agency, Series 1992, AMT,	7.125%	06/01/25		340,000	340,340
		Single Family Total			1,071,203
		HOUSING TOTAL			1,071,203

OTHER - 9.4%
Pool/Bond Bank - 1.3%
MI Municipal Bond Authority, Local Government Loan Program, Series 1991 C,	(a)	06/15/15		3,380,000	2,135,856
		Pool/Bond Bank Total			2,135,856

Refunded/Escrowed (c) - 8.1%
FL Tampa Bay Water Utility System Revenue, Series 1999,	9.650%	10/01/29	(d)(e)	1,000,000	1,332,820
GA Atlanta, Series 2000 A,	5.500%	01/01/26		2,000,000	2,276,560
GA Fulton County Water & Sewer, Series 1992,	6.375%	01/01/14		5,810,000	6,918,664
PA Pottstown Boro Authority, Sewer Revenue, Series 1991 7-B,	(a)	11/01/16		1,000,000	591,690
SC Piedmont Municipal Power Agency, Series 1991 A,	6.125%	01/01/07		75,000	82,052
WA State Public Power Supply System, Nuclear Project No. 2, Series 1992 A,	(a)	07/01/11		2,315,000	1,806,209
		Refunded/Escrowed Total			13,007,995
			OTHER TOTAL		15,143,851

TAX-BACKED - 42.6%
Local Appropriated - 4.4%
IL Chicago Board of Education, Series 1992 A,	6.250%	01/01/15		6,000,000	7,119,840
		Local Appropriated Total			7,119,840

Local General Obligations - 20.8%
AZ Mohave County High School Unified School District, Series 1992 B,	8.500%	07/01/06		250,000	279,870
AZ Tucson, Series 1994 G,	7.625%	07/01/14		3,140,000	4,155,602
CA Alvord Unified School District, Series 2002 A,	5.900%	02/01/19		1,975,000	2,370,494
CA Fresno Unified School District, Series 2002 A,	6.000%	02/01/19		1,000,000	1,210,110
CO El Paso County School District No. 11, Series 1996,	7.100%	12/01/18		4,420,000	5,802,488
CO Highlands Ranch Metropolitan District No. 2, Series 1996,	6.500%	06/15/12		1,000,000	1,209,360
IL Chicago, City Colleges, Series 1999,	(a)	01/01/14		2,000,000	1,348,260

IL Chicago Public Building Commission, Series 1999 B,	5.250%	12/01/18	1,000,000	1,133,550
IL State Development Finance Authority Elgin School District No. U46, Series 2001,	(a)	01/01/13	2,500,000	1,776,500
MD Baltimore, Series 1989,	7.000%	10/15/09	1,205,000	1,446,422
MI Anchor Bay School District, Series 2000 II,	6.000%	05/01/10	500,000	579,305
NV Clark County, Series 1992 A,	7.500%	06/01/07	350,000	399,836
OH Garfield Heights School District, Series 2001,	5.375%	12/15/16	1,740,000	2,010,692
OH Hilliard School District, Series 2000,	5.750%	12/01/24	1,000,000	1,113,790
OR Multnomah-Clackamas School District No. 10J, Series 2001,	5.500%	06/15/12	1,595,000	1,805,747
TN Lincoln County, Series 2001,	5.250%	04/01/16	1,470,000	1,672,625
TX Galveston County, Series 2001,	(a)	02/01/20	1,510,000	716,993
VA Portsmouth,	5.000%	07/01/17	1,000,000	1,096,790
WA Clark County School District No. 37, Series 2001 C,	(a)	12/01/16	3,000,000	1,735,110
WA King County School District Issaquah No. 411, Series 2001,	5.625%	06/01/15	1,500,000	1,741,095
	Local General Obligations Total			33,604,639

Special Non-Property Tax - 7.3%
IL Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series 1993 A:	(a)	06/15/16	3,750,000	2,219,175
	(a)	06/15/19	3,000,000	1,500,510
PR Commonwealth of Puerto Rico Highway & Transportation Authority, Series 1996 Y,	6.250%	07/01/12	3,000,000	3,620,160
TX Houston, Hotel Occupancy Tax & Special Revenue, Series 2001 B,	(a)	09/01/17	2,000,000	1,103,080
WA Central Puget Sound Regional Transportation Authority, Series 1998,	5.250%	02/01/21	3,000,000	3,344,310
	Special Non-Property Tax Total			11,787,235

State Appropriated - 7.5%
IN State Office Building Commission, Women’s Prison, Series 1995 B,	6.250%	07/01/16	8,000,000	9,725,520
MI State, 525 Redevco, Inc., Series 2000,	(a)	06/01/21	1,000,000	446,950
NJ State Transportation Trust Fund Authority, Series 2001 C,	5.500%	12/15/15	1,685,000	1,950,893
	State Appropriated Total			12,123,363

State General Obligations - 2.6%
CA State: Series 1995,	10.000%	10/01/06	1,000,000	1,166,680
Series 2002,	6.000%	04/01/17	2,500,000	3,015,300
	State General Obligations Total			4,181,980
		TAX-BACKED TOTAL		68,817,057

TRANSPORTATION - 9.1%
Airports - 1.2%
PA Allegheny County Airport, Pittsburgh International Airport, Series 1997 A-1, AMT,	5.750%	01/01/10	1,750,000	1,925,648
			Airports Total	1,925,648

Toll Facilities - 2.4%
NY State Thruway Authority, Highway & Bridge, Series 2001 B,	5.250%	04/01/15	500,000	552,570
NY Triborough Bridge & Tunnel Authority, Series E,	5.500%	11/15/20	375,000	437,663
PA State Turnpike Commission, Series 2001 T,	5.500%	12/01/13	1,000,000	1,156,560
WV State Parkways Economic Development & Tourism Authority, Series 2002,	5.250%	05/15/14	1,500,000	1,695,375
		Toll Facilities Total		3,842,168
Transportation - 5.5%
IL Regional Transportation Authority, Series 1996 C,	7.750%	06/01/20	5,000,000	7,008,200
MI State Trunk Line Fund, Department of Treasury,	5.000%	09/01/14	1,700,000	1,891,284
		Transportation Total		8,899,484
	TRANSPORTATION TOTAL			14,667,300

UTILITY - 23.9%
Joint Power Authority - 13.2%
GA State Municipal Electric Authority, Series 1997 Y,	6.400%	01/01/13	1,000,000	1,183,978
TX State Municipal Power Agency: Series 1989:	(a)	09/01/10	5,000,000	4,070,382
	(a)	09/01/11	7,900,000	6,096,536
	(a)	09/01/12	3,000,000	2,190,991
Series 1993,	(a)	09/01/15	8,975,000	5,573,286
WA Energy Northwest, Project No. 1, Series 2002 A,	5.500%	07/01/15	2,000,000	2,246,560
		Joint Power Authority Total		21,361,733

Municipal Electric - 2.8%
AK Anchorage, Series 1993,	8.000%	12/01/09	1,000,000	1,245,700
CA State Department of Water Resources, Series 2002 A,	5.500%	05/01/13	2,500,000	2,843,650
SD Heartland Consumer Power District, Electric Revenue,	6.000%	01/01/09	300,000	330,714
		Municipal Electric Total		4,420,064

Water & Sewer - 7.9%
FL Saint John’s County Water & Sewer Authority, Saint Augustine Shores System, Series 1991 A:	(a)	06/01/13	2,600,000	1,844,362
	(a)	06/01/14	1,500,000	1,006,530
GA Atlanta Water & Sewer, Series 1993,	5.500%	11/01/22	1,000,000	1,150,160
GA Columbus Water & Sewer, Series 2002,	5.000%	05/01/11	1,220,000	1,354,712
GA Fulton County Water & Sewer, Series 1992,	6.375%	01/01/14	190,000	225,748
GA Milledgeville Water & Sewer, Water & Sewer Revenue,	6.000%	12/01/21	1,000,000	1,199,710
NJ Cape May County Municipal Utilities Sewer Authority, Series 2002 A,	5.750%	01/01/16	1,000,000	1,177,150
OH Cleveland, Series 1993 G,	5.500%	01/01/21	1,015,000	1,164,560
OH Hamilton County Sewer System, Series 2001 A,	5.250%	12/01/15	500,000	554,225
TN Clarksville Water & Sewer, Series 2002,	5.200%	02/01/15	1,645,000	1,850,576
TX Houston Water & Sewer System, Series 1998 A,	(a)	12/01/19	2,500,000	1,225,904
		Water & Sewer Total		12,753,637
			UTILITY TOTAL	38,535,434

Total Municipal Bonds (cost of $138,031,074)				158,817,630

Short-Term Obligations - 3.5%
Variable Rate Demand Notes (f) - 3.5%
CO Educational & Cultural, Facilities Authority,	1.320%	11/01/24	100,000	100,000
IL Health Facilities Authority Revenue, OSF Healthcare Systems,	1.330%	11/15/27	600,000	600,000
IN Health Facilities Financing Authority, Golden Years Homestead, Series A,	1.320%	06/01/25	300,000	300,000
IN Educational Facilities Authority, Depauw University,	1.350%	07/01/32	700,000	700,000
MN Brooklyn Center Revenue, Brookdale Corp II Project,	1.400%	12/01/14	400,000	400,000
MO State Health & Educational Facilities Authority, The Washington University,	1.350%	06/15/24	600,000	600,000
MS Jackson County Pollution Control Revenue, Chevron USA,	1.350%	12/01/16	1,100,000	1,100,000
NY City Municipal Water Finance Authority, Series G,	1.330%	06/15/24	800,000	800,000

WY Uinta County Pollution Control Revenue, Chevron USA, Inc., Project:	1.350%	08/15/20	700,000	700,000
	1.350%	04/01/10	300,000	300,000

Total Short-Term Obligations (cost of $5,600,000)				5,600,000

Total Investments - 101.9% (cost of $143,631,074) (g)				164,417,630

Other Assets & Liabilities, Net - (1.9)%				(3,008,569)
Net Assets - 100.0%				$161,409,061

Notes to Investment Portfolio:

(a)   Zero coupon bond.

(b)   A portion of the security with a market value of $252,029 pledged as collateral for open futures contracts.

(c)   The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(d)   Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At August 31, 2004, the value of this security represents 0.8% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
FL Tampa Bay Water Utility System Revenue, Series 1999, 9.650% 10/01/29	09/29/99	$993,440

(e)   Variable rate security. The interest rate shown reflects the rate as of August 31, 2004.

(f)    Variable rate demand note.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.

        The interest rates change periodically and the interest rates shown reflect the rates as of August 31, 2004.

(g)   Cost for federal income tax purposes is $143,434,899.

At August 31, 2004, the Fund held the following open short futures contracts:

		Aggregate	Expiration	Unrealized
Type	Value	Face Value	Date	Depreciation
10-Year
U.S. Treasury Notes	$12,354,375	$12,315,744	Dec-2004	$(38,631)

The Fund hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default.  A list of these insurers at August 31, 2004 is as follows:

% of Total
Insurer	Investment
Financial Guaranty Insurance Co.	28.8%
MBIA Insurance Corp.	26.0
Ambac Assurance Corp.	21.8
Financial Security Assurance, Inc.	12.5
Connie Lee Insurance Co.	1.3
Capital Guaranty Insurance Co.	0.7
GNMA	0.4
91.5%

Acronym	Name
AMT	Alternative Minimum Tax

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust IV

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 28, 2004